N-2 - USD ($)				3 Months Ended
		Nov. 22, 2024	Jun. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001471420
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		Columbia Seligman Premium Technology Growth Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder Transaction Expenses
Sales Load (as a percentage of offering price) (a)	1.00%
Offering Expenses	None (b)
Dividend Investment Plan and Stock Repurchase Program Fees	None (c)
(a)
Represents the maximum commission with respect to the Common Shares being sold in this offering that the Fund may pay to the Distributor in connection with sales of Common Shares under this Prospectus. This is the only sales load to be paid in connection with this offering. There is no guarantee that there will be any sales of Common Shares under this Prospectus.
(b)
Columbia Management will pay the expenses of the offering (other than the applicable commissions); therefore, offering expenses are not included in the
Fees and Expenses of the Fund
.
(c)
There are no service or brokerage charges to participants in the Fund’s Dividend Investment Plan; however, the Fund reserves the right to amend the plan to include a service charge payable to the Fund by the participants. The Fund reserves the right to amend this plan to provide for payment of brokerage fees by the plan participants in the event the plan is changed to provide for open market purchases of Fund Common
Shares on behalf of plan participants. You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to this plan. The expenses of administering the Fund’s Dividend Investment Plan and Stock Repurchase Program
are included in “Other Expenses” of the Fund. You may also pay a pro rata share of brokerage commissions incurred in connection with open-
market purchases pursuant to the Fund’s Stock Repurchase Program.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to Common Shares)

Management fees (d)	1.06%
Other expenses	0.07%
Total Annual Expenses (e)	1.13%
(d)
The Fund’s management fee is 1.06% of the Fund’s average daily Managed Assets (which means the net asset value of Fund’s outstanding
Common Shares plus the liquidation preference of any issued and outstanding preferred stock of the Fund and the principal amount of any borrowing used for leverage). The management fee rate noted in the table reflects the rate paid the Common Stockholders as a percentage of the Fund’s net assets attributable to Common Shares. As of the date of this Prospectus, the Fund has not issued securities other than
Common Shares.
(e)
“Total Annual Expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total gross expenses” shown in the
Financial Highlights
section of this prospectus because
“Total gross expenses” does not include acquired fund fees and expenses.

Management Fees [Percent]	[4]	1.06%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.07%
Total Annual Expenses [Percent]	[5]	1.13%
Expense Example [Table Text Block]

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds (including an assumed total sales load or commission of 1.00%). The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $1,000 in the Fund for the periods indicated,
■
all dividends and other distributions are reinvested at NAV per Common Share,
■
the market price at the time of investment was equal to the NAV per Common Share,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the
Annual Fund Operating Expenses
table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Common Shares	$ 21	$ 46	$ 72	$ 146

Purpose of Fee Table , Note [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell Common Shares. The following table should not be considered a representation of the Fund’s future expenses relating to Common Shares. Actual expenses may be greater or less than those shown below.
You may pay other fees, such as brokerage commissions
and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Columbia Management will pay the expenses of the offering (other than the applicable commissions); therefore, offering expenses are not included in the Fees and Expenses of the Fund .
Management Fee not based on Net Assets, Note [Text Block]
The Fund’s management fee is 1.06% of the Fund’s average daily Managed Assets (which means the net asset value of Fund’s outstanding
Common Shares plus the liquidation preference of any issued and outstanding preferred stock of the Fund and the principal amount of any borrowing used for leverage). The management fee rate noted in the table reflects the rate paid the Common Stockholders as a percentage of the Fund’s net assets attributable to Common Shares. As of the date of this Prospectus, the Fund has not issued securities other than
Common Shares.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Policies
The Fund seeks growth of capital and current income.
The Fund’s investment objective is not a fundamental policy
and may be changed by the Fund’s Board of Directors without stockholder approval.
Because any investment involves
risk, there is no assurance the Fund’s investment objective will be achieved.
Under normal market conditions, the Fund invests at least 80% of its Managed Assets in a portfolio of equity securities of technology and technology-related companies that the Investment Manager believes offer attractive opportunities for capital appreciation. Under normal market conditions, the Fund’s investment program consists primarily of (i) investing in a portfolio of common stocks of technology and technology-related companies that seeks to exceed the total return, before fees and expenses, of the S&P North American Technology Sector Index (described further below) and (ii) writing call options on the Nasdaq 100 Index
®
, an unmanaged index of the 100 largest non-financial
domestic and international companies listed on the Nasdaq Stock Market based on market capitalization, or an exchange-traded fund equivalent (the Nasdaq 100) on a month-to-month basis, with an aggregate notional amount typically ranging from 0%-90% of the underlying value of the Fund’s holdings of common stock (the Rules-based
Option Strategy, as further described below). The Fund expects to generate current income from premiums received from writing call options on the Nasdaq 100. The Fund concentrates its investments in technology and technology-related stocks. The Fund may invest in companies of any size, including small-, mid-, and large-cap companies, as well as in foreign companies.
Technology and technology-related companies in which the Fund invests are companies operating in the information technology and communications services sectors, as well as other related industries, applying a global industry classification standard, as it may be amended from time to time, to determine industry/sector classifications. These related industry companies may also include companies operating in the consumer discretionary and healthcare sectors, particularly those that are principally engaged in offering or developing products, processes, or services that benefit significantly from technological advances and improvements. By way of example, technology and technology-related companies may include semiconductor, semiconductor equipment, technology hardware, storage and peripherals, software, communication equipment and services, electronic equipment and instruments, internet services and infrastructure, media, health care equipment and supplies, and medical technology companies. The
Fund tends to focus its technology and technology-related investments on companies in the information technology sector and/or the semiconductor and semiconductor equipment industry.
In determining the level (i.e., 0% to 90%) of call options to be written on the Nasdaq 100, the Investment Manager’s
Rules-based Option Strategy is based on the CBOE Nasdaq-100 Volatility Index
SM
(the VXN Index). The VXN Index
measures the market’s expectation of 30-day volatility implicit in the prices of near-term Nasdaq 100 Index options.
The VXN Index, which is quoted in percentage points (e.g., 19.36), is a leading barometer of investor sentiment and market volatility relating to the Nasdaq 100 Index. In general, the Investment Manager intends to write more call options when market volatility, as represented by the VXN Index, is high (and premiums received for writing the option are high) and write fewer call options when market volatility, as represented by the VXN Index, is low (and premiums for writing the option are low).
The Fund’s Rules-based Option Strategy with respect to writing call options is as follows:

When the VXN Index is:	Aggregate Notional Amount of Written Call Options as a Percentage of the Fund’s Holdings in Common Stocks
17 or less	25%
Greater than 17, but less than 18	Increase up to 50%
At least 18, but less than 33	50%
At least 33, but less than 34	Increase up to 90%
At least 34, but less than 55	90%
At 55 or greater	0% to 90%
In addition to the Rules-based Option Strategy, the Fund may write additional calls with aggregate notional amounts of up to 25% of the value of the Fund’s holdings in common stock (to a maximum of 90% when aggregated with the call options written pursuant to the Rules-based Option Strategy) when the Investment Manager believes call premiums are attractive relative to the risk of the price of the Nasdaq 100. The Fund may also close (or buy back) a written call option if the Investment Manager believes that a substantial amount of the premium (typically, 70% or more) to be received by the Fund has been captured before exercise, potentially reducing the call position to 0% of total equity until additional calls are written. The Fund may, subject to the above-mentioned aggregate notional amount of 90% of the underlying value of the Fund’s holdings of common stock, also buy or write other call and put options on securities, indices, ETFs and market baskets of securities to generate additional income or return or to provide the portfolio with downside protection.
The S&P North American Technology Sector Index is a benchmark that represents U.S. securities classified under the
GICS
®
information technology sector as well as the internet and direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
The Fund’s investment policy of investing at least 80% of its Managed Assets in equity securities of technology and technology-related companies and its policy with respect to the use of the Rules-based Option Strategy on a month-to-month basis may be changed by the Board without stockholder approval only with 60 days’ prior written notice to stockholders.
The Fund is a non-diversified fund. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This policy may not be changed without a stockholder vote. The Fund has a fundamental policy of investing at least 25% of the value of its Managed Assets in technology and technology-related stocks. This policy may not be changed without a stockholder vote. The Fund may also invest: up to 15% of its
Managed Assets in illiquid securities (i.e., securities that at the time of purchase are not readily marketable); up to
20% of its Managed Assets in debt securities (including convertible and non-convertible debt securities), such as debt securities issued by technology and technology-related companies and obligations of the U.S. Government, its agencies and instrumentalities, and government-sponsored enterprises, as well as below-investment grade securities
(i.e., high-yield or junk bonds); and up to 25% of its Managed Assets in equity securities of companies organized outside of the United States. The Fund may hold foreign securities of issuers located or doing substantial business in emerging markets. Each of these policies may be changed by the Board without stockholder approval.
Please refer to the
section of the Fund’s most recent annual report on Form N-CSR entitled “Fund Investment Objective, Strategies, Policies and Principal Risks,”
and the same
section of the Fund’s most recent semi-annual report on Form N-CSR
, each of which is incorporated by reference herein.

Risk Factors [Table Text Block]
Principal Risks
An investment in the Fund involves risks. The principal risks of investing in the Fund are provided below.
There is no
assurance that the Fund will achieve its investment objective and you may lose money
. The value of the Fund’s
holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Please refer to the
section of the Fund’s most recent annual report on Form N-CSR entitled “Fund Investment Objective, Strategies, Policies and Principal Risks,”
and the same
section of the Fund’s most recent semi-annual report on Form N-CSR
, each of which is incorporated by reference herein.
Active Management Risk.
The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Counterparty Risk.
The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financials sector and, as a result, events affecting the financials sector may cause the Fund’s NAV to fluctuate.
Credit Risk.
Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Credit rating agencies, such as S&P Global Ratings, Moody’s Ratings, Fitch,
DBRS and KBRA, assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the
Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk.
Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in
Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price
(liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of
d
erivatives.
Derivatives Risk – Options Risk.
Options are derivatives that give the purchaser the option to buy (call) or sell (put)
an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. The Fund may purchase or write (i.e., sell) put and call options on an underlying reference it is otherwise permitted to invest in. When writing options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. If the Fund sells a put option, the
Fund may be required to buy the underlying reference at a strike price that is above market price, resulting in a loss.
If the Fund sells a call option, the Fund may be required to sell the underlying reference at a strike price that is below market price, resulting in a loss. If the Fund sells a call option that is not covered (it does not own the underlying reference), the Fund's losses are potentially unlimited. Options may involve economic leverage, which could result in greater volatility in price movement. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk
Foreign Securities Risk.
Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of
U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices.
Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include:
possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and
the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers.
Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the
Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The
Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Interest Rate Risk.
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the
Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields).
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk.
An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the
Fund and could result in a greater premium or discount between the market price and the NAV of the Fund's shares and wider bid/ask spreads than those experienced by other closed-end funds.
■
Small- and Mid-Cap Stock Risk.
Securities of small- and mid-cap companies can, in certain circumstances, have a higher potential for gains than securities of larger companies but are more likely to have more risk than larger companies. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller and generally less experienced management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses that would affect the value of your investment in the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
■
Large-Cap Stock Risk.
Investments in larger, more established companies (larger companies) may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Market Risk.
The Fund may incur losses due to declines in the value of one or more securities in which it invests.
These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in a greater premium or discount between the market price and the
NAV of the Fund's shares and wider bid/ask spreads than those experienced by other closed-end funds.
Market Trading Discount Risk.
The Fund’s Common Shares can and have traded at a discount to the Fund’s NAV.
The shares of closed-end management investment companies frequently trade at a discount from their NAV. This is a risk separate and distinct from the risk that the Fund’s NAV may decrease.
Non-Diversified Fund Risk.
 The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Offering Risk.
The provisions of the 1940 Act generally require that the public offering price of an investm
e
nt
company’s common shares (less any underwriting commissions and discounts) must equal or exceed the NAV per share of an investment company’s common stock (calculated within 48 hours of pricing), plus any sales commission charged in connection with the offering. In the offering described in this Prospectus, the Fund may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above the Fund’s NAV per Common Share (calculated within 48 hours of pricing). To the extent that
Fund Common Shares do not trade at a premium, the Fund may be unable to issue additional Common Shares, and may incur costs associated with maintaining an “at the market” program without the potential benefits. The offering described in this Prospectus may allow the Fund to pursue additional investment opportunities without the need to sell existing portfolio investments and will increase the asset size of the Fund and thus cause the Fund’s fixed expenses to be spread over a larger asset base. However, the issuance may not necessarily result in an increase to net income for stockholders, which depends upon available investment opportunities and other factors. The Fund cannot predict whether its Common Shares will trade in the future at a premium to Fund NAV per Common Share.
Shares of common stock of closed-end investment companies frequently trade at a discount from NAV, which may increase investors’ risk of loss. In no event will Common Shares be issued at a price below the Fund’s NAV per
Common Share (calculated within 48 hours of pricing) plus any sales commission charged in connection with the offering. The offering described in this Prospectus entails potential risks to existing common stockholders. Although the issuance of additional Common Shares may facilitate a more active market in the Fund’s Common Shares by increasing the amount of Common Shares outstanding, the issuance of additional Common Shares may also have an adverse effect on prices for the Fund’s Common Shares in the secondary market by increasing the supply of
Common Shares available for sale. The issuance of additional Common Shares will dilute the voting power of already outstanding Common Shares.
Secondary Market for the Common Shares Risk.
The issuance of Common Shares through this Prospectus offering may have an adverse effect on the secondary market for the Common Shares. The increase in the amount of the
Fund’s outstanding Common Shares resulting from this offering may put downward pressure on the market price for the Common Shares of the Fund. Common Shares will not be issued pursuant to the offering at any time when
Common Shares are trading at a price lower than a price equal to the Fund’s NAV per Common Share plus the per
Common Share amount of commissions. The Fund also issues Common Shares of the Fund through its Dividend
Investment Plan. See “Dividend Investment Plan.” Common Shares may be issued under the plan at a discount to the market price for such Common Shares, which may put downward pressure on the market price for Common
Shares of the Fund. When the Common Shares are trading at a premium, the Fund may also issue Common Shares of the Fund that are sold through transactions effected on the NYSE. The increase in the amount of the Fund’s outstanding Common Shares resulting from that offering may also put downward pressure on the market price for the
Common Shares of the Fund. The voting power of current Common Stockholders will be diluted to the extent that such stockholders do not purchase shares in any future Common Share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the Investment Manager is unable to invest the proceeds of such offering as intended, the Fund’s per share distribution may decrease (or may consist of return of capital) and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned.
Sector Risk.
At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors including the communication services sector and the information technology sector. Companies in these sectors may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in these sectors.
Communication Services Sector and Information Technology Sector
.
The Fund is vulnerable to the particular risks
that may affect companies in the communication services sector and the information technology sector. Companies in these sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many communication services sector and information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in these sectors are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Semiconductor and Semiconductor Equipment Industry Risk.
The Fund investment in the semiconductors and
semiconductor equipment industry subjects the Fund to the risks of investments in the industry, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products and related technology; economic performance of the customers of semiconductor and related companies; their research costs and the risks that their products may not prove commercially successful; and thin capitalization and limited product lines, markets, financial resources or quality management and personnel. Semiconductor design and process methodologies are subject to rapid technological change requiring large expenditures, potentially requiring financing that may be difficult or impossible to obtain, for research and development in order to improve product performance and increase manufacturing yields. These companies rely on a combination of patents, trade secret laws and contractual provisions to protect their technologies. The process of seeking patent protection can be long and expensive. The industry is characterized by frequent litigation regarding patent and other intellectual property rights, which may require such companies to defend against competitors’ assertions of intellectual property infringement or misappropriation. Some companies are also engaged in other lines of business unrelated to the semiconductor business, and these companies may experience problems with these lines of business that could adversely affect their operating results. The international operations of many companies expose them to the risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs, and trade disputes. Business conditions in this industry can change rapidly from periods of strong demand to periods of weak demand. Any future downturn in the industry could harm the business and operating results of these companies. The stock prices of companies in the industry have been and will likely continue to be volatile relative to the overall market.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived”
from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500
®
Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by stockholders holding shares in a taxable account. See the
Taxation
section in the SAI for more information.  Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount
apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is required to maintain a comprehensive derivatives risk management program. For more information on the risks of derivative investments and strategies, see the SAI.

Share Price [Table Text Block]
Share Price Data (Unaudited)
The Fund’s Common Shares trade primarily on the Exchange. The following table shows the high and low closing prices of the Fund’s Common Shares on the Exchange for each calendar quarter since the beginning of 2022, as well as the net asset values and the range of the percentage (discounts)/premiums to net asset value per share that correspond to such prices.

	Market Price ($)		Corresponding NAV ($)		Corresponding (Discount)/Premium to NAV (%)
	High	Low	High	Low	High	Low
2022
1st Quarter	37.50	28.28	35.64	28.72	5.22	(1.53)
2nd Quarter	32.11	24.47	32.13	24.64	(0.06)	(0.69)
3rd Quarter	32.24	23.19	28.62	22.78	12.65	1.80
4th Quarter	27.69	22.48	25.84	21.98	7.16	2.27
2023
1st Quarter	28.08	22.73	26.34	22.48	6.61	1.11
2nd Quarter	31.35	26.23	27.65	24.66	13.38	6.37
3rd Quarter	31.04	26.75	28.99	26.05	7.07	2.69
4th Quarter	31.91	25.18	29.26	24.88	9.06	1.21
2024
1st Quarter	34.05	29.37	30.72	27.81	10.84	5.61
2 nd Quarter	33.68	29.56	32.87	28.91	2.46	2.25
The Fund’s Common Shares have historically fluctuated between trading in the market at a discount to net asset value and at a premium to net asset value. The closing market price, net asset value and percentage (discount)/premium to net asset value per Common Share on June 30, 2024 were $33.29, $32.61, and 2.09%, respectively.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Capital Stock
Description of Capital Stock
The Fund currently has outstanding Common Shares. Each outstanding Common Share entitles the holder thereof to one vote on all matters submitted to a vote of the Common Stockholders, including the election of directors. Because the Fund currently has no other classes or series of stock outstanding, the holders of Common Shares possess exclusive voting power. All of the Fund’s Common Shares have equal dividend, liquidation, voting and other rights.
The Fund’s Common Stockholders have no preference, conversion, redemption, exchange, sinking fund rights, generally have no appraisal rights and have no preemptive rights to subscribe for any of the Fund’s securities.
Although the Fund has no current intention to do so, the Fund is authorized and reserves the flexibility to use leverage to increase its investments or for other management activities through the issuance of preferred stock and/or borrowings. The costs of issuing preferred stock and/or a borrowing program would be borne by Common
Stockholders and consequently would result in a reduction of net asset value of Common Shares.
The Fund is a closed-end management investment company and, as such, its Common Stockholders will not have the right to cause the Fund to redeem their shares. Instead, the Common Shares will trade in the open market at a price that will be a function of several factors, including financial leverage, dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, portfolio credit quality, relative demand for and supply of such shares in the market, general market and economic conditions and other factors, as applicable. Shares of a closed-end management investment company may frequently trade at prices lower than net asset value.
Dividend Rights
Common Stockholders are entitled to receive dividends only if and to the extent declared and only after such provisions have been made for working capital and for reserves as the Board may deem advisable. For more information about distributions, see
Capital Stock – Distributions and Taxes – Distributions
below.
Voting Rights
The Common Shares are entitled to one vote per share at all meetings of Common Stockholders (with fractional shares entitled to a proportionate fractional vote). Notwithstanding any provision of law requiring any action to be taken or authorized by the affirmative vote of the holders of a designated portion of all the shares or of the shares of each class, such action shall be effective if taken or authorized by the affirmative vote of a majority of the aggregate number of the votes entitled to vote thereon. Fundamental investment policies cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.
The Fund’s charter provides that the liquidation or dissolution of the Fund, any merger, consolidation, share exchange or sale or exchange of all or substantially all of the assets of the Fund that requires the approval of the Fund’s stockholders under the MGCL, interested transactions, any amendment to the Fund’s charter that would convert the
Fund from a closed-end investment company to an open end investment company or otherwise make the Fund’s
Common Shares a redeemable security and any amendment to certain provisions of the Fund’s charter, including the provisions relating to the Fund’s business as a closed-end management investment company and the number, qualifications, classification, election and removal of directors, and the vote required to amend such provisions, requires the approval of the stockholders entitled to cast at least 80% of the votes entitled to be cast on such matter. If such a proposal is approved by at least two-thirds of the Fund’s Continuing Directors (in addition to approval by the full Board of Directors), however, such proposal may be approved by the stockholders entitled to cast a majority of the votes entitled to be cast on such matter, provided, that, with respect to any Interested Transaction, no stockholder approval is required if such transaction is approved by at least two-thirds of the Fund’s Continuing
Directors, unless the MGCL requires such approval. This could have the effect of delaying, deferring or preventing changes in control of the Fund.
Liquidation Rights
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the Common
Stockholders are entitled to share ratably in all the remaining assets of the Fund available for distribution to Common
Stockholders.
Other Provisions
Common Stockholders do not have preemptive, subscription or conversion rights, and are not liable for further calls or assessments. The Fund’s Board is classified as nearly as equal as possible into three equal classes with a maximum three-year term so that the term of one class of directors expires at each annual meeting. Each director is elected by the affirmative vote of the holders of the majority of the shares of stock outstanding and entitled to vote thereon. Such classification provides continuity of experience and stability of the Board while providing for the election of a portion of the Board each year. Such classification could have the effect of delaying, deferring or preventing changes in control of the Fund.
Derivative and Direct Claims of Stockholders
The Fund’s Bylaws contain provisions regarding derivative and direct claims of stockholders. The Bylaws define a
“direct” stockholder claim as (i) a claim based upon alleged violations of a stockholder’s individual rights independent of any harm to the Fund, including a stockholder’s voting rights under the Bylaws; rights to receive a dividend payment as may be declared from time to time, rights to inspect books and records, or other similar rights personal to the stockholder and independent of any harm to the Fund, and (ii) a claim for which an action is provided under the federal securities laws or by state statute. The Bylaws define any other claim asserted by a stockholder, including without limitation any claims purporting to be brought on behalf of the Fund or involving any alleged harm to the Fund, as a “derivative” claim.
The Bylaws state that a stockholder may not bring or maintain any court action or other proceeding asserting a direct claim against the Fund, the directors, or officers if it constitutes a “derivative” claim as defined in the Bylaws. The
Bylaws state that a stockholder may not bring or maintain any court action or other proceeding asserting a derivative claim or any claim asserted on behalf of the Fund or involving any alleged harm to the Fund without first making demand on the directors requesting the directors to bring or maintain such action, proceeding or claim. The Bylaws further state that demand shall not be excused under any circumstances, including claims of alleged interest on the part of the directors, unless the stockholder makes a specific showing that irreparable nonmonetary injury to the
Fund would otherwise result.
The Bylaws provide that the directors shall consider any demand or request within 90 days of its receipt by the Fund or inform claimants within such time that further review and consideration is required, in which case the directors shall have an additional 120 days to respond. The Bylaws further provide that the directors may submit the matter to a vote of stockholders of the Fund or of any series or class of shares, as appropriate, in their sole discretion. The
Bylaws state that any decision by the directors to bring, maintain or settle (or not to bring, maintain or settle) such court action, proceeding or claim, or to submit the matter to a vote of stockholders, shall be binding upon the stockholders; provided, however, that such decision by the directors does not apply to claims arising under the federal securities laws.
These provisions may limit a stockholder’s ability to bring a claim against the directors, officers or other employees of the Fund and/or its service providers.
Distributions and Taxes
The Fund intends to continue to qualify and be treated as a regulated investment company under the Internal
Revenue Code. As a regulated investment company, the Fund will generally not be subject to federal income taxes on its investment company taxable income and net capital gains realized during the year, if any, which it distributes to stockholders, provided that at least 90% of its investment company taxable income (which includes net short-term capital gains) is distributed to stockholders each year, among other requirements.
Qualification as a regulated investment company does not involve governmental supervision of management or investment practices or policies. Investors should consult their own advisors for a complete understanding of the requirements the Fund must meet to qualify for such treatment. The information set forth below relates solely to certain U.S. Federal tax matters applicable to the Fund and its U.S. stockholders, and assumes that the Fund qualifies as a regulated investment company.
If for any year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at the corporate tax rate without any deduction for distributions to stockholders.
Such distributions would generally be taxable to the stockholders as qualified dividend income and generally would be eligible for the dividends received deduction in the case of corporate stockholders.
Distributions
The Fund adopted a managed distribution policy (the Distribution Policy) that relies upon an exemptive order obtained from the SEC permitting the Fund to distribute long-term capital gains more often than once in any one taxable year.
The Fund paid its first dividend under the Fund’s managed distribution policy in November 2010. Under the
Distribution Policy, the Fund intends to make quarterly distributions to Common Stockholders, as authorized by the
Board, from legally-available funds, at a rate that reflects the past and projected performance of the Fund. The
Fund’s Board of Directors (the Board) may modify or terminate the Distribution Policy at any time; any such change or termination may have an adverse effect on the market price for Common Shares.
To the extent that the Fund’s taxable income in any fiscal year exceeds the aggregate amount distributed pursuant to the Distribution Policy based on a fixed percentage of its NAV, if authorized by the Board, the Fund intends to make an additional distribution in the amount of that excess near the end of the fiscal year from legally-available funds. The
Fund expects to receive all or some of its current income and gains from the following sources: (i) dividends received by the Fund that are paid on the equity securities (generally common stocks, but can also include preferred stocks) in its portfolio; and (ii) capital gains (short-term and long-term) from option premiums and the sale of portfolio securities. It is possible that the Fund’s distributions will at times exceed the earnings and profits of the Fund and therefore all or a portion of such distributions may constitute a return of capital. A return of capital is a return of a portion of an investor’s original investment. A return of capital is not taxable, but it reduces a Stockholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the
Stockholder of his or her shares. Capital return to stockholders through distributions will be distributed after the payment of Fund fees and expenses. Distributions may vary, and the Fund’s distribution rate will depend on a number of factors, including the net earnings on the Fund’s portfolio investments and the rate at which such net earnings change as a result of changes in the timing of, and rates at which, the Fund receives income from the sources described above. The net investment income of the Fund consists of all income (other than net short-term and long-term capital gains) less all expenses of the Fund. The Board of Directors may change the Fund’s distribution policy and the amount or timing of the distributions, based on a number of factors, including, but not limited to, as the
Fund’s portfolio and market conditions change, the amount of the Fund’s undistributed net investment income and net short- and long-term capital gains and historical and projected net investment income and net short- and long-term capital gains. Over time, the Fund intends to distribute all of its net investment income and net short-term capital gains. In addition, at least annually, the Fund intends to distribute any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) or, alternatively, to retain all or a portion of the year’s net capital gain and pay federal income tax on the retained gain.
The SEC exemptive order permitting the adoption of the Fund’s managed distribution policy requires the Fund to adhere to certain conditions with respect to public offerings. The SEC exemptive order requires that the Fund will not make a public offering of Common Shares other than: (i) a rights offering that is below NAV to holders of the Common
Shares; (ii) an offering in connection with a dividend reinvestment plan, merger, consolidation, acquisition, spin off or reorganization of the Fund; or (iii) an offering other than as noted in (i) or (ii) above in which the Fund’s annualized distribution rate for the six months ending on the last day of the month ended immediately prior to the most recent distribution record date, expressed as a percentage of NAV as of such date, is no more than 1 percentage point greater than the Fund’s average annual total return for the 5-year period ending on such date and the transmittal letter accompanying any registration statement filed with the SEC in connection with the offering discloses that the
Fund has a managed distribution policy exemptive order. Any offering of Common Shares will comply with the conditions of the SEC exemptive order.
Taxes on Distributions
Dividends from net investment income, if any, are declared and paid quarterly. While the Fund intends to make quarterly level distributions, it is possible that the Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. Dividends paid out of the Fund's income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held your Common Shares.
Individual stockholders will be subject to federal income tax on distributions reported by the Fund as capital gains dividends at preferential rates (0%, 15%, or 20%). Net capital gain of a corporate stockholder is taxed at the same rate as ordinary income.
Distributions in excess of the Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in your Common Shares, and as capital gain thereafter. A distribution will reduce the Fund's net asset value per Common Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.
Some of the Fund's investments and positions may be subject to special tax rules that may change the normal treatment of income, gains and losses recognized by the Fund (for example, the calls written by the Fund on the
Nasdaq 100, and investments in futures transactions or non-U.S. corporations classified as “passive foreign investment companies”). Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term and may result in ordinary income or loss rather than capital gain or loss. The application of these special rules could therefore also affect the character of distributions made by the Fund and may increase the amount of taxes payable by Common Stockholders.
Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each Common Stockholder's situation is unique, you should always consult your
tax adviser
concerning the effect income taxes may have on your individual investment.
The securities in which the Fund invest may not provide complete tax information to the Fund as to the tax character of the dividends distributed by such company (e.g., income, capital gain or return of capital) until after the calendar year end. Consequently, because of such delay, it may be necessary for the Fund to request permission to extend the deadline for the issuance of a Form 1099-DIV until after January 31 or to issue a revised Form 1099-DIV after
January 31. Further, the tax treatment of distributions reported on Form 1099-DIV may differ from the characterization of distributions provided at the time the distribution was made.
Taxes on Sales of Shares
When you sell your Common Shares, any gain or loss you realize will generally be treated as a long term capital gain or loss if you held your Common Shares for more than one year, or as a short-term capital gain or loss if you held your Common Shares for one year or less. The ability to deduct capital losses may be limited. However, if you sell your Common Shares on which a long-term capital gain distribution has been received (or on which amounts have been designated as undistributed capital gains) and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent of the long-term capital gain distribution (or amounts designated as undistributed capital gains) with respect to the Common Shares. A loss realized on a sale or exchange of Common Shares of the Fund may be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date of which the Common Shares are disposed. In that case, the basis in the newly purchased shares will be adjusted to reflect the disallowed loss.
The information provided above is only a summary of certain U.S. federal tax matters that may affect your investment in Common Shares. It is not intended as a substitute for careful tax planning. Your investment in Common Shares may have other tax implications. The information above does not apply to certain types of in
v
estors who may be
subject to special rules, including foreign or tax-exempt investors or those holding Common Shares through a tax-advantaged account, such as a 401(k) plan or IRA. You should consult with your own tax advisor about the particular tax consequences to you of an investment in Common Shares, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Security Dividends [Text Block]
Dividend Rights
Common Stockholders are entitled to receive dividends only if and to the extent declared and only after such provisions have been made for working capital and for reserves as the Board may deem advisable. For more information about distributions, see
Capital Stock – Distributions and Taxes – Distributions
below.

Security Voting Rights [Text Block]
Voting Rights
The Common Shares are entitled to one vote per share at all meetings of Common Stockholders (with fractional shares entitled to a proportionate fractional vote). Notwithstanding any provision of law requiring any action to be taken or authorized by the affirmative vote of the holders of a designated portion of all the shares or of the shares of each class, such action shall be effective if taken or authorized by the affirmative vote of a majority of the aggregate number of the votes entitled to vote thereon. Fundamental investment policies cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.
The Fund’s charter provides that the liquidation or dissolution of the Fund, any merger, consolidation, share exchange or sale or exchange of all or substantially all of the assets of the Fund that requires the approval of the Fund’s stockholders under the MGCL, interested transactions, any amendment to the Fund’s charter that would convert the
Fund from a closed-end investment company to an open end investment company or otherwise make the Fund’s
Common Shares a redeemable security and any amendment to certain provisions of the Fund’s charter, including the provisions relating to the Fund’s business as a closed-end management investment company and the number, qualifications, classification, election and removal of directors, and the vote required to amend such provisions, requires the approval of the stockholders entitled to cast at least 80% of the votes entitled to be cast on such matter. If such a proposal is approved by at least two-thirds of the Fund’s Continuing Directors (in addition to approval by the full Board of Directors), however, such proposal may be approved by the stockholders entitled to cast a majority of the votes entitled to be cast on such matter, provided, that, with respect to any Interested Transaction, no stockholder approval is required if such transaction is approved by at least two-thirds of the Fund’s Continuing
Directors, unless the MGCL requires such approval. This could have the effect of delaying, deferring or preventing changes in control of the Fund.

Security Liquidation Rights [Text Block]
Liquidation Rights
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the Common
Stockholders are entitled to share ratably in all the remaining assets of the Fund available for distribution to Common
Stockholders.

Outstanding Securities [Table Text Block]
Outstanding Fund Securities at September 30, 2024 (Unaudited)

Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Exclusive of Amount Held by Fund
Common Stock, $0.01 par value per share	1,000,000,000 shares	0 shares	16,583,140 shares

Active Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Active Management Risk.
The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk.
The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financials sector and, as a result, events affecting the financials sector may cause the Fund’s NAV to fluctuate.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk.
Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Credit rating agencies, such as S&P Global Ratings, Moody’s Ratings, Fitch,
DBRS and KBRA, assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the
Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk.
Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in
Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price
(liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of
d
erivatives.

Derivatives Risk Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk – Options Risk.
Options are derivatives that give the purchaser the option to buy (call) or sell (put)
an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. The Fund may purchase or write (i.e., sell) put and call options on an underlying reference it is otherwise permitted to invest in. When writing options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. If the Fund sells a put option, the
Fund may be required to buy the underlying reference at a strike price that is above market price, resulting in a loss.
If the Fund sells a call option, the Fund may be required to sell the underlying reference at a strike price that is below market price, resulting in a loss. If the Fund sells a call option that is not covered (it does not own the underlying reference), the Fund's losses are potentially unlimited. Options may involve economic leverage, which could result in greater volatility in price movement. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Securities Risk.
Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of
U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices.
Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include:
possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and
the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers.
Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the
Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The
Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk.
An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the
Fund and could result in a greater premium or discount between the market price and the NAV of the Fund's shares and wider bid/ask spreads than those experienced by other closed-end funds.
■
Small- and Mid-Cap Stock Risk.
Securities of small- and mid-cap companies can, in certain circumstances, have a higher potential for gains than securities of larger companies but are more likely to have more risk than larger companies. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller and generally less experienced management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses that would affect the value of your investment in the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
■
Large-Cap Stock Risk.
Investments in larger, more established companies (larger companies) may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk.
The Fund may incur losses due to declines in the value of one or more securities in which it invests.
These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in a greater premium or discount between the market price and the
NAV of the Fund's shares and wider bid/ask spreads than those experienced by other closed-end funds.

Market Trading Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Trading Discount Risk.
The Fund’s Common Shares can and have traded at a discount to the Fund’s NAV.
The shares of closed-end management investment companies frequently trade at a discount from their NAV. This is a risk separate and distinct from the risk that the Fund’s NAV may decrease.

Non Diversified Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversified Fund Risk.
 The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.

Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Offering Risk.
The provisions of the 1940 Act generally require that the public offering price of an investm
e
nt
company’s common shares (less any underwriting commissions and discounts) must equal or exceed the NAV per share of an investment company’s common stock (calculated within 48 hours of pricing), plus any sales commission charged in connection with the offering. In the offering described in this Prospectus, the Fund may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above the Fund’s NAV per Common Share (calculated within 48 hours of pricing). To the extent that
Fund Common Shares do not trade at a premium, the Fund may be unable to issue additional Common Shares, and may incur costs associated with maintaining an “at the market” program without the potential benefits. The offering described in this Prospectus may allow the Fund to pursue additional investment opportunities without the need to sell existing portfolio investments and will increase the asset size of the Fund and thus cause the Fund’s fixed expenses to be spread over a larger asset base. However, the issuance may not necessarily result in an increase to net income for stockholders, which depends upon available investment opportunities and other factors. The Fund cannot predict whether its Common Shares will trade in the future at a premium to Fund NAV per Common Share.
Shares of common stock of closed-end investment companies frequently trade at a discount from NAV, which may increase investors’ risk of loss. In no event will Common Shares be issued at a price below the Fund’s NAV per
Common Share (calculated within 48 hours of pricing) plus any sales commission charged in connection with the offering. The offering described in this Prospectus entails potential risks to existing common stockholders. Although the issuance of additional Common Shares may facilitate a more active market in the Fund’s Common Shares by increasing the amount of Common Shares outstanding, the issuance of additional Common Shares may also have an adverse effect on prices for the Fund’s Common Shares in the secondary market by increasing the supply of
Common Shares available for sale. The issuance of additional Common Shares will dilute the voting power of already outstanding Common Shares.

Secondary Market for the Common Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Secondary Market for the Common Shares Risk.
The issuance of Common Shares through this Prospectus offering may have an adverse effect on the secondary market for the Common Shares. The increase in the amount of the
Fund’s outstanding Common Shares resulting from this offering may put downward pressure on the market price for the Common Shares of the Fund. Common Shares will not be issued pursuant to the offering at any time when
Common Shares are trading at a price lower than a price equal to the Fund’s NAV per Common Share plus the per
Common Share amount of commissions. The Fund also issues Common Shares of the Fund through its Dividend
Investment Plan. See “Dividend Investment Plan.” Common Shares may be issued under the plan at a discount to the market price for such Common Shares, which may put downward pressure on the market price for Common
Shares of the Fund. When the Common Shares are trading at a premium, the Fund may also issue Common Shares of the Fund that are sold through transactions effected on the NYSE. The increase in the amount of the Fund’s outstanding Common Shares resulting from that offering may also put downward pressure on the market price for the
Common Shares of the Fund. The voting power of current Common Stockholders will be diluted to the extent that such stockholders do not purchase shares in any future Common Share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the Investment Manager is unable to invest the proceeds of such offering as intended, the Fund’s per share distribution may decrease (or may consist of return of capital) and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned.

Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sector Risk.
At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors including the communication services sector and the information technology sector. Companies in these sectors may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in these sectors.

Communication Services Sector and Information Technology Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Communication Services Sector and Information Technology Sector
.
The Fund is vulnerable to the particular risks
that may affect companies in the communication services sector and the information technology sector. Companies in these sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many communication services sector and information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in these sectors are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

Semiconductor and Semiconductor Equipment Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Semiconductor and Semiconductor Equipment Industry Risk.
The Fund investment in the semiconductors and
semiconductor equipment industry subjects the Fund to the risks of investments in the industry, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products and related technology; economic performance of the customers of semiconductor and related companies; their research costs and the risks that their products may not prove commercially successful; and thin capitalization and limited product lines, markets, financial resources or quality management and personnel. Semiconductor design and process methodologies are subject to rapid technological change requiring large expenditures, potentially requiring financing that may be difficult or impossible to obtain, for research and development in order to improve product performance and increase manufacturing yields. These companies rely on a combination of patents, trade secret laws and contractual provisions to protect their technologies. The process of seeking patent protection can be long and expensive. The industry is characterized by frequent litigation regarding patent and other intellectual property rights, which may require such companies to defend against competitors’ assertions of intellectual property infringement or misappropriation. Some companies are also engaged in other lines of business unrelated to the semiconductor business, and these companies may experience problems with these lines of business that could adversely affect their operating results. The international operations of many companies expose them to the risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs, and trade disputes. Business conditions in this industry can change rapidly from periods of strong demand to periods of weak demand. Any future downturn in the industry could harm the business and operating results of these companies. The stock prices of companies in the industry have been and will likely continue to be volatile relative to the overall market.

Transactions in Derivatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived”
from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500
®
Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by stockholders holding shares in a taxable account. See the
Taxation
section in the SAI for more information.  Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount
apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is required to maintain a comprehensive derivatives risk management program. For more information on the risks of derivative investments and strategies, see the SAI.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk.
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the
Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields).
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

Common Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 21
Expense Example, Years 1 to 3		46
Expense Example, Years 1 to 5		72
Expense Example, Years 1 to 10		$ 146
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to Common Shares
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 29.56	$ 29.37	$ 25.18	$ 26.75	$ 26.23	$ 22.73	$ 22.48	$ 23.19	$ 24.47	$ 28.28
Highest Price or Bid				33.68	34.05	31.91	31.04	31.35	28.08	27.69	32.24	32.11	37.5
Lowest Price or Bid, NAV				28.91	27.81	24.88	26.05	24.66	22.48	21.98	22.78	24.64	28.72
Highest Price or Bid, NAV				$ 32.87	$ 30.72	$ 29.26	$ 28.99	$ 27.65	$ 26.34	$ 25.84	$ 28.62	$ 32.13	$ 35.64
Highest Price or Bid, Premium (Discount) to NAV [Percent]				2.46%	10.84%	9.06%	7.07%	13.38%	6.61%	7.16%	12.65%	(0.06%)	5.22%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				2.25%	5.61%	1.21%	2.69%	6.37%	1.11%	2.27%	1.80%	(0.69%)	(1.53%)
Share Price			$ 33.29	$ 33.29
NAV Per Share			$ 32.61	$ 32.61
Latest Premium (Discount) to NAV [Percent]			2.09%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Authorized [Shares]		1,000,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		16,583,140

[1]	Represents the maximum commission with respect to the Common Shares being sold in this offering that the Fund may pay to the Distributor in connection with sales of Common Shares under this Prospectus. This is the only sales load to be paid in connection with this offering. There is no guarantee that there will be any sales of Common Shares under this Prospectus.
[2]	There are no service or brokerage charges to participants in the Fund’s Dividend Investment Plan; however, the Fund reserves the right to amend the plan to include a service charge payable to the Fund by the participants. The Fund reserves the right to amend this plan to provide for payment of brokerage fees by the plan participants in the event the plan is changed to provide for open market purchases of Fund Common Shares on behalf of plan participants. You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to this plan. The expenses of administering the Fund’s Dividend Investment Plan and Stock Repurchase Program are included in “Other Expenses” of the Fund. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Stock Repurchase Program.
[3]	Columbia Management will pay the expenses of the offering (other than the applicable commissions); therefore, offering expenses are not included in the Fees and Expenses of the Fund.
[4]	The Fund’s management fee is 1.06% of the Fund’s average daily Managed Assets (which means the net asset value of Fund’s outstanding Common Shares plus the liquidation preference of any issued and outstanding preferred stock of the Fund and the principal amount of any borrowing used for leverage). The management fee rate noted in the table reflects the rate paid the Common Stockholders as a percentage of the Fund’s net assets attributable to Common Shares. As of the date of this Prospectus, the Fund has not issued securities other than Common Shares.
[5]	“Total Annual Expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total gross expenses” shown in the Financial Highlights section of this prospectus because “Total gross expenses” does not include acquired fund fees and expenses.